SHARE-BASED COMPENSATION (Details Narrative) ¥ in Thousands														12 Months Ended
	Jul. 01, 2023 shares	Jun. 30, 2023 shares	Feb. 01, 2023 shares	Aug. 01, 2022 shares	Jan. 01, 2022 shares	Feb. 01, 2021 shares	Jan. 01, 2021 shares	Jul. 01, 2020 shares	Jan. 01, 2020 shares	May 03, 2019 shares	Jan. 31, 2019 shares	Nov. 28, 2018 shares	Dec. 19, 2017 shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 shares	Mar. 31, 2019 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grants in period
Restricted stock units grants in period															2,900,000		9,850,000
Stock option, fair value of underlying stock | $ / shares														$ 0.71		$ 0.08
Unrecognized compensation expense | ¥														$ 1	¥ 1	$ 616	¥ 616
Weighted average period recognized															29 days		4 months 24 days
Restricted stock units, vested															1,587,950		10,326,250
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense | ¥															¥ 5,628		¥ 1,828	¥ 20,782
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense | ¥															¥ 4,743		¥ 28,322	¥ 35,128
Weighted average period recognized															1 year 2 months 1 day		1 year 10 months 13 days
Unrecognized compensation expense | ¥														$ 3,489	¥ 3,489	$ 14,592	¥ 14,592
Directors And Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grants in period		12,021,500									4,968,000	5,540,000	73,225,200
Restricted stock units grants in period											14,925,000	19,800,000	5,000,000
Directors And Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units grants in period								13,890,000
Independent Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grants in period										720,000
Nonemployee [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grants in period																			10,409,050
Nonemployee [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units grants in period																			3,332,040
External Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units grants in period			400,000		8,690,000		29,170,000		356,210
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units grants in period	2,500,000			1,160,000		26,818,000			49,964,000
2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized																				227,401,861
Shares reserved for issuance																				227,401,861